Related Paty Transactions (Transactions Between Emera and Associated Parties) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NSP Maritime Link Inc. [Member] | Regulated fuel for generation and purchased power [Member] | Regulated [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 97
Maritimes and Northeast Pipline [Member] | Natural gas transportation capacity [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 29	$ 28